-CONF P 8/14/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05077053

CONFIDENTIAL TREATMENT EXPIRED

FORM 13F

FORM 13F COVER PAGE

RECEIVED
AUG 1 7 2005
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: **JUNE 30, 2005**

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **CITADEL LIMITED PARTNERSHIP**
Address: **131 SOUTH DEARBORN**
CHICAGO, IL 60603

13F File Number: **28-5912**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **GERALD A. BEESON**
Title: **CHIEF FINANCIAL OFFICER**
Phone: **(312) 395-3121**

PROCESSED
JAN 1 1 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	**CHICAGO, ILLINOIS** [City, State]	**08/12/2005** [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	**0**
Form 13F Information Table Entry Total:	**42**
Form 13F Information Table Value Total:	**$2,341,596 (thousands)**

List of Other Included Managers:

NONE

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: *Fair Market* Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
ASK JEEVES INC CMN STK	Cmn	045174109	2,804,342	92,859	X			n/a	X		
CATELLUS DEVELOPMENT COMMON STOCK	Cmn	149113102	3,275,014	99,848	X			n/a	X		
COMMERCIAL FEDERAL CMN STK	Cmn	201647104	38,656,557	1,147,760	X			n/a	X		
CINERGY CORP CMN STK	Cmn	172474108	39,756,774	887,032	X			n/a	X		
ELECTRONICS BOUTIQUE HLDGS CMN STOCK	Cmn	286045109	6,176,117	97,277	X			n/a	X		
GUIDANT CORP CMN STOCK	Cmn	401698105	144,637,728	2,149,149	X			n/a	X		
HIBERNIA CORP CL 'A' CMN STOCK	Cmn	428656102	107,428,313	3,237,743	X			n/a	X		
INTEGRATED CIRCUIT SYSTEMS CMN STK	Cmn	45811K208	23,900,460	1,157,968	X			n/a	X		
MBNA CORP	Cmn	55262L100	318,948,449	12,192,219	X			n/a	X		
MACROMEDIA INC CMN STK	Cmn	556100105	100,209,400	2,621,910	X			n/a	X		
MCI INC COMMON STOCK WHEN ISSUE	Cmn	552691107	372,793,200	14,499,930	X			n/a	X		
NEIMAN MARCUS GROUPS INC CL-A CMN STOCK	Cmn	640204202	342,321	3,532	X			n/a	X		
NEIMAN MARCUS GROUP- CL B CMN STK	Cmn	640204301	4,902,690	50,700	X			n/a	X		
NEXTEL COMMUNICATIONS INC	Cmn	65332V103	378,952,132	11,728,633	X			n/a	X		
PREMCOR INC	Cmn	74045Q104	75,022,017	1,011,351	X			n/a	X		
COLUMN TOTALS			1,617,805,514								

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
PUBLIC SVC ENTERPRISES	Cmn	744573106	10,367,742	170,466	X			n/a	X		
RENAL CARE GROUP INC CMN STOCK	Cmn	759930100	127,633,935	2,768,632	X			n/a	X		
SUNGARD DATA SYSTEMS CMN STOCK	Cmn	867363103	174,114,677	4,950,659	X			n/a	X		
SPECTRASITE INC COMMON STOCK	Cmn	84761M104	9,060,364	121,730	X			n/a	X		
STORAGE TECHNOLOGY COMMON STOCK	Cmn	862111200	15,724,022	433,288	X			n/a	X		
SYMANTEC CORP CMN STK	Cmn	871503108	14,871,964	684,083	X			n/a	X		
UNOCAL CORP COMMON STOCK	Cmn	915289102	169,070,349	2,599,083	X			n/a	X		
WESTERN WIRELESS CORP., CLASS A	Cmn	95988E208	163,543,136	3,866,268	X			n/a	X		
NXTL 7.5 STRIKE AMER CALL 01/21/2006	Opt (Put)	65332V103	238,560	96	X			n/a	n/a		
NXTL 17.5 STRIKE AMER CALL 01/21/2006	Opt (Put)	65332V103	367,220	244	X			n/a	n/a		
G 25.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	375766102	305,030	118	X			n/a	n/a		
G 35.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	375766102	487,730	302	X			n/a	n/a		
GDT 70.0 STRIKE AMER CALL 08/20/2005	Opt (Put)	401698105	1,798,720	9,344	X			n/a	n/a		
GDT 65.0 STRIKE AMER PUT 08/20/2005	Opt (Call)	401698105	254,600	1,072	X			n/a	n/a		
COLUMN TOTALS			687,838,050						n/a		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion			Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
					(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other		(a) Sole	(b) Shared	(c) None
MCIP 25.0 STRIKE AMER CALL 09/17/2005	Opt (Put)	552691107	548,680	5,104	X			n/a	n/a		
MCIP 22.5 STRIKE AMER CALL 09/17/2005	Opt (Put)	552691107	330,980	988	X			n/a	n/a		
PEG 45.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	744573106	1,620,000	1,000	X			n/a	n/a		
UCL 30.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	915289102	220,500	63	X			n/a	n/a		
UCL 45.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	915289102	352,625	175	X			n/a	n/a		
UCL 50.0 STRIKE AMER CALL 01/21/2006	Opt (Put)	915289102	201,495	133	X			n/a	n/a		
UCL 40.0 STRIKE AMER CALL 07/16/2005	Opt (Put)	915289102	267,500	107	X			n/a	n/a		
UCL 47.5 STRIKE AMER CALL 07/16/2005	Opt (Put)	915289102	560,000	320	X			n/a	n/a		
UCL 47.5 STRIKE AMER CALL 10/22/2005	Opt (Put)	915289102	254,880	144	X			n/a	n/a		
UCL 60.0 STRIKE AMER PUT 10/22/2005	Opt (Call)	915289102	487,800	5,420	X			n/a	n/a		
UCL 50.0 STRIKE AMER CALL 01/20/2007	Opt (Put)	915289102	371,645	239	X			n/a	n/a		
NXTL 15.0 STRIKE AMER CALL 01/20/2007	Opt (Put)	65332V103	349,050	195	X			n/a	n/a		
ASK JEEVES, INC. 0% CB DUE 6/1/2008 - REGISTERED	Bond	045174AB5	30,387,270	16,910	X			n/a	n/a		
COLUMN TOTALS			35,952,425								
LONG MARKET VALUE			2,341,595,989								

CONFIDENTIAL TREATMENT REQUESTED

Name	Position	MV	CUSIP	seq	type	
ASK JEEVES INC CMN STK	92,859	2,804,342	045174109	1	Cmn	-
CATELLUS DEVELOPMENT COMMON STOCK	99,848	3,275,014	149113102	1	Cmn	-
COMMERCIAL FEDERAL CMN STK	1,147,760	38,656,557	201647104	1	Cmn	-
CINERGY CORP CMN STK	887,032	39,756,774	172474108	1	Cmn	-
ELECTRONICS BOUTIQUE HLDGS CMN STOCK	97,277	6,176,117	286045109	1	Cmn	-
GUIDANT CORP CMN STOCK	2,149,149	144,637,728	401698105	1	Cmn	-
HIBERNIA CORP CL 'A' CMN STOCK	3,237,743	107,428,313	428656102	1	Cmn	-
INTEGRATED CIRCUIT SYSTEMS CMN STK	1,157,968	23,900,460	45811K208	1	Cmn	-
MBNA CORP	12,192,219	318,948,449	55262L100	1	Cmn	-
MACROMEDIA INC CMN STK	2,621,910	100,209,400	556100105	1	Cmn	-
MCI INC COMMON STOCK WHEN ISSUE	14,499,930	372,793,200	552691107	1	Cmn	-
NEIMAN MARCUS GROUPS INC CL-A CMN STOCK	3,532	342,321	640204202	1	Cmn	-
NEIMAN MARCUS GROUP- CL B CMN STK	50,700	4,902,690	640204301	1	Cmn	-
NEXTEL COMMUNICATIONS INC	11,728,633	378,952,132	65332V103	1	Cmn	-
PREMCOR INC	1,011,351	75,022,017	74045Q104	1	Cmn	
		1,617,805,514		1 Total		